Consolidated Statement of Financial Position - ARS ($)	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Property, plant and equipment	$ 5,978,676,491	$ 4,880,927,203
Intangible assets	75,466,722	57,047,422
Investments	330,062	330,062
Goodwill	39,347,434	39,347,434
Inventories	214,721,953	176,021,243
Other receivables	145,174,686	229,281,406
Trade accounts receivable		78,430,745
Total non-current assets	6,453,717,348	5,461,385,515
Current assets
Inventories	1,833,791,084	1,717,088,995
Other receivables	241,657,017	226,314,680
Trade accounts receivable	1,263,410,505	629,163,568
Investments	2,990,913,013	694,208,774
Cash and banks	188,774,700	233,844,913
Total current assets	6,518,546,319	3,500,620,930
Total assets	12,972,263,667	8,962,006,445
SHAREHOLDERS' EQUITY AND LIABILITIES
Capital stock and other capital related accounts	1,922,100,728	87,209,608
Reserves	59,163,641	43,706,351
Retained earnings	1,590,842,382	460,157,290
Accumulated other comprehensive income	250,444,714	149,293,492
Equity attributable to the owners of the Company	3,822,551,465	740,366,741
Non-controlling interests	593,242,693	390,144,836
Total shareholders' equity	4,415,794,158	1,130,511,577
Non-current liabilities
Borrowings	2,604,280,835	1,277,054,290
Accounts payable	71,388,595	81,912,576
Provisions	161,095,990	120,683,488
Tax liabilities	342,209	1,087,580
Other liabilities	15,740,729	28,273,858
Deferred tax liabilities	229,291,404	292,892,013
Total non-current liabilities	3,082,139,762	1,801,903,805
Current liabilities
Borrowings	1,759,598,408	3,061,974,070
Accounts payable	2,361,541,364	2,226,100,262
Advances from customers	206,360,071	106,956,982
Salaries and social security payables	541,829,106	380,151,193
Tax liabilities	573,083,940	225,086,288
Other liabilities	31,916,858	29,322,268
Total current liabilities	5,474,329,747	6,029,591,063
Total liabilities	8,556,469,509	7,831,494,868
Total shareholders' equity and liabilities	$ 12,972,263,667	$ 8,962,006,445